UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Eric Falkeis
Professionally Managed Portfolios
777 E. Wisconsin Ave.
Milwaukee, WI  53202

(Name and address of agent for service)

(414) 765-5301
Registrant's telephone number, including area code

Date of fiscal year end: September 30

Date of reporting period:  June 30, 2012

Item 1. Schedule of Investments.

TCM SMALL-MID CAP GROWTH FUND

SCHEDULE OF INVESTMENTS at June 30, 2012 (Unaudited)

Shares		Value
COMMON STOCKS - 96.5%
Aerospace & Defense - 3.8%
81,400	BE Aerospace, Inc. *	$3,553,924
55,102	HEICO Corp.	2,177,631
87,404	Hexcel Corp. *	2,254,149
17,209	TransDigm Group, Inc. *	2,311,169
		10,296,873
Air Freight & Logistics - 1.1%
84,355	Hub Group, Inc. *	3,053,651
Auto Components - 0.7%
56,406	LKQ Corp. *	1,883,960
Biotechnology - 1.2%
76,089	Cepheid *	3,404,983
Capital Markets - 1.1%
27,102	Affiliated Managers Group, Inc. *	2,966,314
Chemicals - 2.3%
43,520	Airgas, Inc.	3,656,115
46,066	Cytec Industries, Inc.	2,701,310
		6,357,425
Commercial Services & Supplies - 3.7%
146,907	Rollins, Inc.	3,286,310
35,368	Stericycle, Inc. *	3,242,184
118,048	Waste Connections, Inc.	3,531,996
		10,060,490
Communications Equipment - 4.1%
25,640	F5 Networks, Inc. *	2,552,718
153,071	Finisar Corp. *	2,289,942
153,613	NICE Systems Ltd. - ADR*	5,622,236
56,764	Riverbed Technology, Inc. *	916,739
		11,381,635
Construction & Engineering - 1.1%
124,116	Quanta Services, Inc. *	2,987,472
Containers & Packaging - 0.8%
61,042	Crown Holdings, Inc. *	2,105,339
Distributors - 1.5%
99,849	Pool Corp.	4,039,891
Diversified Consumer Services - 1.3%
174,199	Grand Canyon Education, Inc. *	3,647,727
Electrical Equipment - 3.6%
85,790	AMETEK, Inc.	4,281,779
30,314	Roper Industries, Inc.	2,988,354
67,566	Woodward, Inc.	2,664,803
		9,934,936
Electronic Equipment, Instruments & Components - 4.6%
64,223	Amphenol Corp. - Class A	3,527,127
62,797	IPG Photonics Corp. *	2,737,321
139,671	Trimble Navigation Ltd. *	6,426,263
		12,690,711

Energy Equipment & Services - 4.1%
26,742	Core Laboratories NV	3,099,398
98,675	Hornbeck Offshore Services, Inc. *	3,826,617
43,070	Oceaneering International, Inc.	2,061,330
26,176	OYO Geospace Corp. *	2,355,578
		11,342,923
Health Care Equipment & Services - 0.8%
46,122	Sirona Dental Systems, Inc. *	2,075,951
Health Care Equipment & Supplies - 5.5%
42,104	The Cooper Companies, Inc.	3,358,215
36,864	Edwards Lifesciences Corp. *	3,808,051
58,244	Haemonetics Corp. *	4,316,463
58,795	Varian Medical Systems, Inc. *	3,572,972
		15,055,701
Health Care Providers & Services - 7.0%
163,338	Brookdale Senior Living, Inc. *	2,897,616
37,341	Henry Schein, Inc. *	2,930,895
145,680	HMS Holdings Corp. *	4,852,601
73,816	MEDNAX, Inc. *	5,059,349
32,554	Universal Health Services, Inc.	1,405,030
37,428	WellCare Health Plans, Inc. *	1,983,684
		19,129,175
Health Care Technology - 2.1%
58,658	SXC Health Solutions Corp. *	5,819,460
Hotels, Restaurants & Leisure - 4.5%
34,807	Buffalo Wild Wings, Inc. *	3,015,679
96,592	Hyatt Hotels Corp. *	3,589,359
68,512	Life Time Fitness, Inc. *	3,186,493
19,080	Panera Bread Co. *	2,660,515
		12,452,046
Internet & Catalog Retail - 0.9%
76,952	Shutterfly, Inc. *	2,361,657
Internet Software & Services - 1.6%
99,415	Cornerstone OnDemand, Inc. *	2,367,071
11,649	Equinix, Inc. *	2,046,147
		4,413,218
IT Services - 1.1%
89,483	VeriFone Holdings, Inc. *	2,960,992
Life Sciences Tools & Services - 1.3%
44,535	Waters Corp. *	3,539,197
Machinery - 5.1%
59,329	Actuant Corp.	1,611,376
69,912	CLARCOR, Inc.	3,366,962
31,422	Middleby Corp. *	3,129,945
93,837	Titan International, Inc.	2,301,821
47,986	Westinghouse Air Brake Technologies Corp.	3,743,388
		14,153,492
Metals & Mining - 0.8%
42,939	Carpenter Technology Corp.	2,054,202
Oil, Gas & Consumable Fuels - 0.7%
49,649	Berry Petroleum Co.	1,969,079

Pharmaceuticals - 4.0%
152,245	Impax Laboratories, Inc. *	3,086,006
85,566	Medicis Pharmaceutical Corp.	2,922,079
23,406	Perrigo Co.	2,760,269
42,970	Salix Pharmaceuticals Ltd. *	2,339,287
		11,107,641
Professional Services - 0.9%
23,646	IHS, Inc. *	2,547,384
Road & Rail - 1.3%
69,021	Genesee & Wyoming, Inc. *	3,647,070
Semiconductors & Semiconductor Equipment - 11.8%
149,030	Avago Technologies Ltd.	5,350,177
56,118	Hittite Microwave Corp. *	2,868,752
144,556	Lam Research Corp. *	5,455,543
101,015	Microsemi Corp. *	1,867,767
236,793	OmniVision Technologies, Inc. *	3,163,555
326,066	ON Semiconductor Corp. *	2,315,069
217,629	Skyworks Solutions, Inc. *	5,956,506
252,982	Teradyne, Inc. *	3,556,927
57,542	Veeco Instruments, Inc. *	1,977,143
		32,511,439
Software - 5.5%
102,809	ANSYS, Inc. *	6,488,276
70,477	BroadSoft, Inc. *	2,041,014
19,914	Factset Research Systems, Inc.	1,850,807
43,431	Informatica Corp. *	1,839,737
54,604	MICROS Systems, Inc. *	2,795,725
		15,015,559
Specialty Retail - 2.2%
102,109	Dick's Sporting Goods, Inc.	4,901,232
23,206	DSW, Inc.	1,262,406
		6,163,638
Textiles, Apparel & Luxury Goods - 0.8%
78,238	Gildan Activewear, Inc.	2,153,110
Trading Companies & Distributors - 2.1%
29,932	MSC Industrial Direct, Inc.	1,962,043
26,046	United Rentals, Inc. *	886,606
40,887	Watsco, Inc.	3,017,460
		5,866,109
Wireless Telecommunication Services - 1.5%
71,120	SBA Communications Corp. - Class A *	4,057,396
TOTAL COMMON STOCKS
(Cost $230,206,823)		265,207,846

TRUST & PARTNERSHIP - 1.1%
Real Estate Investment Trust - 1.1%
108,268	LaSalle Hotel Properties	3,154,930
TOTAL TRUST & PARTNERSHIP
(Cost $2,980,680)		3,154,930

SHORT-TERM INVESTMENT - 2.5%
Money Market Fund - 2.5%
6,773,079	SEI Daily Income Trust Government Fund - Class B, 0.020% (1)	6,773,079
TOTAL SHORT-TERM INVESTMENT
(Cost $6,773,079)		6,773,079
TOTAL INVESTMENTS IN SECURITIES - 100.1%
(Cost $239,960,582)		275,135,855
Liabilities in Excess of Other Assets - (0.1)%		(256,385)
TOTAL NET ASSETS - 100.0%		$274,879,470

*	Non-income producing security.
ADR	American Depository Receipt
(1)	7-day yield as of June 30, 2012

The cost basis of investments for federal income tax purposes at June 30, 2012 was as follows+:

Cost of investments	$241,831,565
Gross unrealized appreciation	45,452,867
Gross unrealized depreciation	(12,148,577)
Net unrealized appreciation	$33,304,290

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

TCM Small-Mid Cap Growth Fund
Summary of Fair Value Exposure at June 30, 2012 (Unaudited)

The TCM Small-Mid Cap Growth Fund (the "Fund") utilizes various methods to measure the fair value of most of its investments on a recurring basis.  U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods.  The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may   include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the inputs used to value the Fund's net assets as of June 30, 2012:

	Level 1	Level 2	Level 3	Total
Common Stocks ^	$265,207,846	$-	$-	$265,207,846
Trust & Partnership ^	3,154,930	-	-	3,154,930
Short-Term Investment ^	6,773,079	-	-	6,773,079
Total Investments in Securities	$275,135,855	$-	$-	$275,135,855

^ See Schedule of Investments for industry breakout.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)*               /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           8/27/12

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*                /s/ Eric W. Falkeis
Eric W. Falkeis, President

Date           8/27/12

By (Signature and Title)*                 /s/ Patrick J. Rudnick
 Patrick J. Rudnick, Treasurer

Date          8/16/12

* Print the name and title of each signing officer under his or her signature.